UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:

MELLON FUNDS TRUST
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-09903
Securities Act File Number: 333-34844

4(a).	Last day of fiscal year for which this notice is filed:
August 31, 2005
4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

Mellon Balanced Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 1,383,812
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (312,570)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (312,570)
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 1,071,242
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$-0-
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 114.63
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N\A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 114.63
=============
Mellon Balanced Fund – MPAM Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 15,641,502
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (41,826,634)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (71,158,029)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (112,984,663)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (97,343,161)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .000107
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

2

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N\A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Mellon Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 345,270
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$(675,720)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$(710,442)
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ (1,386,162)
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (1,040,892)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ -0- -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0

=============
3

Mellon Bond Fund – M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 172,266,642
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$(143,427,019)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$(137,373,172)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (280,800,191)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(108,533,549)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ -0- -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Mellon Emerging Markets Fund – Investor Shares

5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the $3,989,695 fiscal year pursuant to section 24(f):
---------------

4

(ii)	Aggregate price of securities redeemed or	$ 3,774,228
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 3,774,228
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 215,467
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$-0-
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 23.05
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ -0- -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 23.05
=============
Mellon Emerging Markets Fund – MPAM Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 333,914,594
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 269,519,059
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 269,519,059
		and 5(iii):	--------------

5

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 64,395,535
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(-0- )
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 6,890.32
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 6,890.32 =============
Mellon Income Stock Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 365,968
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 78,671
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$440,160
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$518,831
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(152,863)
		years – if Item 5(I) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

6

(vii)	Multiplier for determining registration fee (See		x .0001070
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
	5(vii) (enter “0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============
Mellon Income Stock Fund – MPAM Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$158,387,118
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$ 53,808,276
---------------
	(iii)	Aggregate price of securities redeemed or
		repurchased during any PRIOR fiscal year ending no	$ 270,213,082
		earlier than October 11, 1995 that were not	---------------
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii):	-$ 324,021,358
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(165,634,240)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or

7

other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ -0- -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============

Mellon Intermediate Bond Fund – Investor Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$ 328,162
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or		$(226,406)
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or	$
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$(226,406)
	and 5(iii):		--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)		$ 101,756
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future		(-0-)
	years – if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001070
	Instruction C.9):		--------------

10.89
(viii)	Registration fee due (multiply Item 5(v) by Item		==============
5(vii) (enter “0” if no fee is due):

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 10.89
=============

Mellon Intermediate Bond Fund – MPAM Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 159,854,306
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (102,841,225)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (102,841,225)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 57,013,081
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 6,100.40
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	6,100.40
=============

Mellon International Fund – Investor Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 3,102,811
	fiscal year pursuant to section 24(f):	---------------

9

(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$ 781,894
---------------
(iii)	Aggregate price of securities redeemed or
	repurchased during any PRIOR fiscal year ending no	$ 1,954,446
	earlier than October 11, 1995 that were not	---------------
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ 2,736,340
	and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 366,471
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 39.21
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 39.21 =============
Mellon International Fund – MPAM Funds
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 548,926,710
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 142,862,209
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ 142,862,209
	and 5(iii):	--------------

10

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 406,064,501
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$-0-
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 43,448.90
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 43,448.90 =============
Mellon Large-Cap Stock Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,540,798
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,299,792
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$-0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,299,792
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 241,006
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

11

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 25.79
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 25.79
=============

Mellon Large-Cap Stock Fund – MPAM Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 208,227,288
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 203,961,213
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 164,367,885
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 368,329,098
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(160,101,810)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect

12

before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-

=============

MELLON Massachusetts Intermediate Municipal Bond Fund – Investor Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 381,198
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,750,485
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 3,746,252
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 5,496,737
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(5,115,539)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

13

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

MELLON Massachusetts Intermediate Municipal Bond Fund – Class M Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 72,420,784
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 40,564,487
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 40,564,487
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 31,856,297
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(-0-)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 3,408.62
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 3,408.62 ==============

MELLON Massachusetts Intermediate Municipal Bond Fund – Dreyfus Premier Shares

5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the $ 5,512

14

	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 367,627
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 789,380
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,157,007
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(1,151,495)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Mellon Mid-Cap Stock Fund – Investor Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 5,674,106
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (5,592,823)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 3,467,056
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

15

(iv)	Total available redemption credits [add Items 5(ii)	$ (9,059,879)
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(3,385,773)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+ $ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = 0.00 =============

MELLON Mid-Cap Stock Fund – Premier Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$651,698
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 3,785,773
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -1,873,331
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (5,659,104)
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ N/A
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(5,007,406)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

16

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+ $ -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============

MELLON Mid-Cap Stock Fund – M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 262,279,715
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 207,406,100
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 29,680,585
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (237,086,685)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 25,193,030
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 2,695.66
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or

17

other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 2,695.66 ==============
MELLON Money Market Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 474,080.67
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 46,696.34
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 46,696.34
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 427,384.33
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(-0-)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 45.73
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

18

=$ 45.73
=============

MELLON Money Market Fund – Class M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,325,177,544.45
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,118,330,648.01
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,118,330,648.01
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 206,846,896.44
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 22,132.62
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 22,132.62
=============
MELLON National Municipal Money Market Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 14.32
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$-0-
		repurchased during the fiscal year:	---------------

19

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ -0-
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 14.32
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (-0-)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============
MELLON National Municipal Money Market Fund – Class M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$1,152,672,373.47
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,028,224,224.20
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$1,028,224,224.20
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 124,448,149.27
		[subtract Item 5(iv) from Item 5(i)]:	---------------

20

(vi)	Redemption credits available for use in future	$(-0-)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 13,315.95
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 13,315.95
=============

MELLON National Intermediate Municipal Bond Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,232,005
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 4,288,210
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 6,023,045
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$10,311,255
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(9,079,250)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

21

(viii)	Registration fee due (multiply Item 5(v) by Item	=$
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

MELLON National Intermediate Municipal Bond Fund – Class M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 171,583,428
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 81,034,937
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$81,034,937
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 90,548,491
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 9,688.69
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

22

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 9,688.69 =============

MELLON National Intermediate Municipal Bond Fund – Dreyfus Premier Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 132,544
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 868,751
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 1,173,983
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$2,042,734
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(1,910,190)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
23

Mellon National Short-Term Municipal Bond Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 83,959
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 26,261
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 26,261
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 57,668
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$( -0- )
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 6.17
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 6.17
=============
Mellon National Short–Term Municipal Bond Fund – Class M
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$80,960,369
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 92,587,933
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------

24

earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$92,587,933
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(11,627,564)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Mellon Pennsylvania Intermediate Municipal Bond Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 2,406,076
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 538,227
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 249,436
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 787,663
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 1,618,413
		[subtract Item 5(iv) from Item 5(i)]:	---------------

25

(vi)	Redemption credits available for use in future	$
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001070
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	173.17
	5(vii) (enter “0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=$	173.17
		=============
	Mellon Pennsylvania Intermediate Municipal Bond Fund – Class M Shares
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 68,047,876
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 81,478,309
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 195,088,955
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 276,567,264
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(208,519,388)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

26

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Mellon Short-Term U.S. Government Securities – Investor Shares
5.	Calculation of registration fee:
	(I)	Aggregate sale price of securities sold during the	$ 20,508
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (11,510)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (11,510)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 8,998
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ .96
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

27

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ .96
=============
Mellon Short-Term U.S. Government Securities Fund – M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 81,711,945
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (91,504,077)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$(91,504,077)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(9,792,132)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
28

Mellon Small-Cap Stock Fund – Investor Shares
5.	Calculation of registration fee:
	(I)	Aggregate sale price of securities sold during the	$ 1,758,832
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 921,111
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 648,179
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,569,290
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 189,542
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001070
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 20.28
		5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+ $ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 20.28 -------------
Mellon Small Cap Stock Fund – MPAM Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 136,151,710
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 196,753,928
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------

29

earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 196,753,928
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(60,602,218)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001070
Instruction C.9):
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+ $ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

30

By (Signature and Title)*
/s/ Jeff Prusnofsky
Jeff Prusnofsky, Secretary

Date:

* Please print the name and title of the signing officer below the signature.

31